Taxation (Details) - Schedule of reconciled to the statement of profit and loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciled to the statement of profit and loss [Abstract]
Loss before tax from continuing operations	£ (99,847)	£ (17,964)	£ (179)
Current corporation tax rate of 19%	(18,971)	(3,413)	(34)
Expenses not deductible for tax purposes	1,238	64	10
Research and development claim – prior year	(969)
Deferred tax asset not recognized	17,733	3,349	24
Tax credit	£ (969)